Shareholder Report, Line Graph (Details) 192303_FMI International Fund_Investor Class_TSR SemiAnnual {Investor Class} - USD ($)											6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value	$ 17,512	$ 17,497	$ 14,991	$ 14,182	$ 14,186	$ 9,501	$ 12,258	$ 12,079	$ 11,435	$ 10,000	$ 18,454
MSCI EAFE (LOC) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE® (LOC) Index
Accumulated Value	20,823	19,998	16,830	16,207	15,260	11,175	12,783	12,431	11,800	10,000	$ 24,443
MSCI EAFE® (LOC) Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE® (LOC) Value Index
Accumulated Value	21,333	19,051	15,742	14,949	13,735	10,021	12,667	12,631	12,296	10,000	$ 26,845
MSCI EAFE® (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE® (USD) Index
Accumulated Value	18,437	17,579	15,244	15,457	15,279	10,569	12,344	12,820	11,167	10,000	$ 22,359
MSCI EAFE® (USD) Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE® (USD) Value Index
Accumulated Value	$ 18,787	$ 16,649	$ 14,191	$ 14,235	$ 13,747	$ 9,435	$ 12,215	$ 13,012	$ 11,598	$ 10,000	$ 24,433